Note 11 - Financial Instruments (Details Textual) $ in Thousands		6 Months Ended
	Jan. 17, 2019 USD ($)	Jun. 30, 2019 shares	Dec. 31, 2018 shares
Class of Warrant or Right, Outstanding | shares		333,500	1,976,389
Increase (Decrease) in Volatility Rate Applied		5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value		0.04%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		0.6
Interest Rate Swap [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain | $	$ 213